Basis of Presentation and General Information - Non-Vessel Owning Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2022
Dynagas Operating GP LLC ("Dynagas Operating GP") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%
Dynagas Operating LP ("Dynagas Operating") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%